SCHEDULE I ADDITIONAL INFORMATION OF THE PARENT COMPANY - CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Details)	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	¥ (237,755,845)	$ (33,487,210)	¥ (288,241,624)	¥ (375,975,505)
Research and development expenses	(276,935,538)	(39,005,555)	(383,091,118)	(490,018,940)
Equity in income (loss) of subsidiaries and share of income (loss) from VIE	(31,610,752)	(4,452,281)	62,395,476	(15,127,838)
Other operating income (expense), net	32,314,541	4,551,408	122,213,830	80,325,008
Interest income	284,982,128	40,138,893	129,857,831	77,392,560
Foreign exchange gain, net	125,893	17,732
Net (loss) income	35,517,634	5,002,554	(90,414,597)	(620,248,897)
Other comprehensive (loss) income:
Comprehensive (loss) income attributable to the ordinary shareholders	128,773,804	18,137,411	359,190,038	(705,416,675)
Parent Company
Condensed Income Statements, Captions [Line Items]
General and administrative expenses	(42,927,343)	(6,046,190)	(38,959,768)	(83,456,188)
Research and development expenses				(2,454,862)
Equity in income (loss) of subsidiaries and share of income (loss) from VIE	(190,965,494)	(26,896,927)	(170,956,497)	(505,172,018)
Other operating income (expense), net	19,838,460	2,794,189	42,792,705	(24,367,660)
Interest income	249,448,848	35,134,135	91,701,152	33,567,582
Foreign exchange gain, net	123,163	17,347
Net (loss) income	35,517,634	5,002,554	(75,422,408)	(581,883,146)
Other comprehensive (loss) income:
Foreign currency translation adjustment	93,256,170	13,134,857	434,612,446	(123,533,529)
Comprehensive (loss) income attributable to the ordinary shareholders	¥ 128,773,804	$ 18,137,411	¥ 359,190,038	¥ (705,416,675)